Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
7.	Asset Retirement Obligations

The Company is subject to certain legal requirements which result in recognition of a liability related to the obligation to incur future plugging and abandonment costs. The Company records a liability for such asset retirement obligations and capitalizes a corresponding amount for asset retirement costs. The liability is estimated using the present value of expected future cash flows, adjusted for inflation and discounted at the Company’s credit adjusted risk-free rate.

A reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations for the years ended December 31, 2013 and 2012 is as follows (in thousands):

Balance at December 31, 2010	$289
Liabilities incurred	493
Accretion expense	53

Balance at December 31, 2011	$835
Liabilities incurred	382
Accretion expense	164

Balance at December 31, 2012	$1,381
Liabilities incurred	583
Accretion expense	150

Balance at December 31, 2013	$2,114